Long-term Debt and Other Borrowing Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Long-term Debt and Other Borrowing Arrangements
Total	$ 250,000	$ 250,000
Outstanding amount	185,000
Interest paid	13,100	12,700	$ 12,500
4.125% Senior unsecured notes, due April 2021
Long-term Debt and Other Borrowing Arrangements
Long-term debt	$ 250,000	$ 250,000
Interest rate (as a percent)	4.125%	4.125%
Revolving line of credit
Long-term Debt and Other Borrowing Arrangements
Maximum borrowing capacity	$ 400,000
Outstanding draws	0	$ 0
Term loan facility
Long-term Debt and Other Borrowing Arrangements
Maximum borrowing capacity	300,000
Outstanding amount	$ 185,000	$ 0